Annual Total Returns- Harding Loevner International Small Companies Portfolio (Investor) [BarChart] - Investor - Harding Loevner International Small Companies Portfolio - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.67%)	23.88%	25.02%	(4.60%)	3.97%	0.06%	34.42%	(17.61%)	29.45%	18.51%